CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash and cash equivalents	$ 20,024,483	$ 24,545,839
Trade accounts receivable (net of allowances of US$3,200,434 and US$876,300 as of March 31, 2012 and 2013, respectively)	3,766,743	6,151,846
Prepaid expenses and other current assets (See Note 4)	927,183	1,375,135
Total current assets	24,718,409	32,072,820
Property, plant and equipment - net (See Note 5)	5,780,172	7,399,081
Goodwill (See Note 8)		2,000,000
Intangible assets, net (See Note 9)	1,922,502	2,486,009
Investments, at cost (See Note 7)	1,404,987	1,300,000
Investments in equity method investees (See Note 7)		81,473
Recoverable taxes	2,978,558	2,960,245
Other non-current assets (See Note 10)	1,044,374	2,168,591
Total non-current assets	13,130,593	18,395,399
Total assets	37,849,002	50,468,219
Current liabilities
Accounts payable and accrued liabilities (See Note 11)	5,453,708	4,378,101
Customer advances and unearned revenues	1,509,095	2,151,956
Total current liabilities	6,962,803	6,530,057
Deferred tax liability (See Note 17)	185,982	244,429
Other non-current liabilities (See Note 12)	894,258	957,329
Total non-current liabilities	1,080,240	1,201,758
Total liabilities	8,043,043	7,731,815
Commitments and contingencies (See Note 25)
Shareholders' Equity
Equity shares: par value - Rs.5, Authorized: 24,000,000 equity shares as of March 31, 2012 and 2013; Issued: 14,810,178 equity shares as of March 31, 2012 and 2013 and outstanding 13,795,178 equity shares as of March 31, 2012 and 2013	1,756,726	1,756,726
Additional paid-in-capital	131,714,364	130,958,274
Accumulated other comprehensive loss	(11,532,390)	(9,278,078)
Accumulated deficit	(87,706,136)	(76,273,913)
Treasury shares, at cost (See Note 13) (1,015,000 equity shares as of March 31, 2012 and 2013)	(4,426,605)	(4,426,605)
Total shareholders' equity	29,805,959	42,736,404
Total liabilities and shareholders' equity	$ 37,849,002	$ 50,468,219